STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Sales - Net	$ 394,562	$ 343,514	$ 1,029,774	$ 892,509	$ 1,445,570	$ 975,354
Cost of Sales	363,421	226,031	666,764	428,244	812,831	690,708
Gross Profit	31,141	117,483	363,010	464,265	632,739	284,646
Selling Expenses	40,357	51,790	236,598	186,030	317,463	212,709
General and Administrative Expenses
Share-Based Compensation						20,000
Share-Based Services				242,900	242,900	48,000
Other	103,780	94,107	406,083	342,234	394,006	508,708
Total General and Administrative Expenses	103,780	94,107	406,083	585,134	636,906	576,708
Total Operating Expenses	144,137	145,897	642,681	771,164	954,369	789,417
Loss from Operations	(112,996)	(28,414)	(279,671)	(306,899)	(321,630)	(504,771)
Other Income (Expense)
Interest Expense	(15,080)	(17,929)	(44,855)	(49,007)	(68,240)	(93,350)
Amortization of Debt Discount	(30,818)	(39,340)	(62,323)	(85,184)	(120,230)	(1,815)
Change in Fair Value of Derivative	149,550	39,125	123,934	57,431	60,206	1,032
Gain on Sale of Subsidiary				225,000	225,000
Financing Costs - Shared Based				(595,160)	(595,160)
Loss on Disposal of Equipment				(18,945)	(18,945)
Other Income			1,350			1,179
Total Other Income (Expense)	103,652	(18,144)	18,106	(465,865)	(517,369)	(92,954)
Net Loss	$ (9,344)	$ (46,558)	$ (261,565)	$ (772,764)	$ (838,999)	$ (597,725)
Net Loss Per Common Share - Basic and Diluted	$ 0.00	$ 0.00	$ (0.01)	$ (0.10)	$ (0.10)	$ (0.20)
Weighted Average Common Shares Outstanding - Basic and Diluted	24,457,248	10,050,617	18,915,122	7,935,213	8,718,321	2,926,124